UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

Patrick F. Quan

The Income Fund of America

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Income Fund of America® Investment portfolio October 31, 2013 unaudited

Common stocks 73.07%
		Value
Health care 9.69%	Shares	(000)

Bristol-Myers Squibb Co.	42,008,700	$ 2,206,297
Merck & Co., Inc.	42,700,440	1,925,363
Pfizer Inc.	48,957,000	1,502,001
AstraZeneca PLC	17,810,000	944,936
AbbVie Inc.	8,532,500	413,400
Roche Holding AG	1,200,000	332,220
Johnson & Johnson	2,995,000	277,367
Novartis AG	2,953,000	229,282
Novartis AG (ADR)	500,000	38,775
Eli Lilly and Co.	5,000,000	249,100
Baxter International Inc.	2,675,000	176,202
Sonic Healthcare Ltd.	7,527,841	114,835
Rotech Healthcare Inc.[1,2,3]	543,171	9,701
		8,419,479
Industrials 9.52%

General Electric Co.	68,466,500	1,789,714
Lockheed Martin Corp.	9,105,000	1,214,061
Waste Management, Inc.	22,572,153	982,792
BAE Systems PLC	60,645,000	442,142
Hubbell Inc., Class B	3,430,000	368,862
KONE Oyj, Class B	3,998,397	352,602
Masco Corp.	15,796,751	333,785
Iron Mountain Inc.[2]	12,457,211	330,614
Siemens AG	2,370,000	303,059
Norfolk Southern Corp.	3,000,000	258,060
R.R. Donnelley & Sons Co.[2]	13,345,400	247,824
Ryanair Holdings PLC (ADR)	4,615,000	231,719
Boeing Co.	1,700,000	221,850
PACCAR Inc	3,382,500	188,067
United Technologies Corp.	1,500,000	159,375
Honeywell International Inc.	1,575,000	136,600
Eaton Corp. PLC	1,900,000	134,064
Vallourec SA	2,250,000	133,883
Schneider Electric SA	1,407,606	118,589
Beech Holdings, LLC[1,3,4]	14,049,119	112,393
Atlas Copco AB, Class B	2,825,000	70,319
CEVA Group PLC[1,3,5]	37,722	51,774
Geberit AG	158,758	47,469
Leighton Holdings Ltd.	1,310,213	22,179
Douglas Dynamics, Inc.[2]	1,350,000	20,479
Nortek, Inc.[1]	8,631	606
Atrium Corp.[1,3,5]	1,807	2
		8,272,883
Common stocks
		Value
Financials 9.34%	Shares	(000)

CME Group Inc., Class A	10,140,400	$ 752,519
Wells Fargo & Co.	17,595,000	751,130
HSBC Holdings PLC (United Kingdom)	34,998,722	382,774
HSBC Holdings PLC (Hong Kong)	28,586,382	315,066
BlackRock, Inc.	2,000,000	601,620
Suncorp Group Ltd.	44,194,898	558,893
Weyerhaeuser Co.[1]	17,902,528	544,237
Digital Realty Trust, Inc.[2]	8,346,000	397,770
McGraw Hill Financial, Inc.	5,270,000	367,214
Health Care REIT, Inc.	5,545,000	359,593
JPMorgan Chase & Co.	6,264,000	322,847
Hospitality Properties Trust[2]	9,073,335	266,575
Public Storage	1,505,000	251,290
Prudential PLC	11,775,000	241,476
HCP, Inc.	5,764,800	239,239
Arthur J. Gallagher & Co.	5,000,000	237,250
M&T Bank Corp.	1,507,500	169,639
Kimco Realty Corp.	7,835,000	168,296
British Land Co. PLC	14,792,941	147,532
Sun Hung Kai Properties Ltd.	11,099,235	145,451
AXA SA	5,495,000	137,279
Cullen/Frost Bankers, Inc.	1,700,000	120,343
Macerich Co.	1,620,000	95,920
Toronto-Dominion Bank	900,000	82,555
SEGRO PLC	13,460,309	70,531
Northwest Bancshares, Inc.[2]	4,850,000	67,851
Capitol Federal Financial, Inc.	5,294,700	67,084
Bank of Nova Scotia	1,000,000	60,797
Allianz SE	350,000	58,879
New York Community Bancorp, Inc.	3,065,000	49,684
Redwood Trust, Inc.	2,479,888	43,448
City Holding Co.	741,000	33,715
American Tower Corp.	42,271	3,354
Prime AET&D Holdings No 1 Pty Ltd.[1,3]	22,756,141	—
		8,111,851
Energy 6.57%

Chevron Corp.	8,039,800	964,454
Spectra Energy Corp	25,390,500	903,140
Kinder Morgan, Inc.	24,232,800	855,660
ConocoPhillips	10,374,000	760,414
Royal Dutch Shell PLC, Class B (ADR)	7,831,000	544,411
Royal Dutch Shell PLC, Class B	3,797,147	131,478
Occidental Petroleum Corp.	4,675,000	449,174
Crescent Point Energy Corp.	10,905,000	423,482
EnCana Corp.	14,000,000	250,823
Diamond Offshore Drilling, Inc.	3,135,200	194,163
Husky Energy Inc.	3,027,500	86,065
Keyera Corp.	1,332,700	78,864
TOTAL SA (ADR)	1,050,000	64,239
General Maritime Corp.[1,3,5]	5,506	162
		5,706,529
Common stocks
		Value
Information technology 6.32%	Shares	(000)

Microsoft Corp.	48,071,100	$ 1,699,314
Texas Instruments Inc.	20,430,000	859,695
Taiwan Semiconductor Manufacturing Co. Ltd.	127,503,000	475,215
Paychex, Inc.	11,206,888	473,603
Maxim Integrated Products, Inc.[2]	14,156,000	420,433
Analog Devices, Inc.	8,156,655	402,123
Cisco Systems, Inc.	15,500,000	348,750
Intel Corp.	13,000,000	317,590
KLA-Tencor Corp.	3,900,000	255,840
Quanta Computer Inc.	82,811,955	196,463
Fidessa group PLC	1,240,000	40,261
		5,489,287
Consumer staples 6.30%

PepsiCo, Inc.	12,144,254	1,021,210
Kimberly-Clark Corp.	8,751,489	945,161
Procter & Gamble Co.	10,200,000	823,650
Philip Morris International Inc.	6,267,800	558,586
Altria Group, Inc.	12,000,000	446,760
Nestlé SA	5,690,000	410,751
Kellogg Co.	4,500,000	284,625
British American Tobacco PLC	3,318,000	182,798
General Mills, Inc.	3,605,000	181,764
Kraft Foods Group, Inc.	3,216,667	174,923
Unilever PLC	4,150,000	168,016
Hershey Co.	1,500,000	148,860
Coca-Cola Co.	2,000,000	79,140
Unilever NV, depository receipts	1,223,000	48,438
		5,474,682
Consumer discretionary 5.71%

Home Depot, Inc.	13,741,200	1,070,302
Time Warner Cable Inc.	6,070,000	729,310
Time Warner Inc.	8,815,000	605,943
Carnival Corp., units	12,136,892	420,543
SJM Holdings Ltd.	104,800,000	338,610
Wolters Kluwer NV	11,261,170	305,491
Genuine Parts Co.	3,768,580	297,077
Marks and Spencer Group PLC	30,000,000	242,194
SES SA, Class A (FDR)	6,940,000	202,025
H & M Hennes & Mauritz AB, Class B	3,649,500	157,693
VF Corp.	710,000	152,650
McDonald’s Corp.	1,500,000	144,780
Nokian Renkaat Oyj	2,849,000	144,169
Bayerische Motoren Werke AG	655,000	74,294
Wynn Macau, Ltd.	10,940,400	41,981
Cooper-Standard Holdings Inc.[1]	586,012	31,645
Revel AC, Inc.[1,2,3,4]	529,539	4,517
Adelphia Recovery Trust, Series ACC-1[1,3]	19,531,478	117
		4,963,341
Utilities 5.58%

National Grid PLC	99,702,637	1,254,127
GDF SUEZ	30,614,261	762,330
Duke Energy Corp.	8,412,057	603,397
Common stocks
		Value
Utilities (continued)	Shares	(000)

PG&E Corp.	11,300,000	$ 472,905
Power Assets Holdings Ltd.	50,731,000	422,704
FirstEnergy Corp.	10,867,983	411,570
DTE Energy Co.	5,000,000	345,700
ONEOK, Inc.	3,575,000	201,987
Exelon Corp.	6,000,000	171,240
Snam SpA	30,547,000	157,440
DUET Group, units	19,686,734	40,005
		4,843,405
Materials 4.83%

E.I. du Pont de Nemours and Co.	21,261,000	1,301,173
Nucor Corp.[2]	17,430,000	902,351
Dow Chemical Co.	20,004,900	789,593
MeadWestvaco Corp.[2]	11,281,000	393,143
BASF SE	1,923,181	200,096
Cliffs Natural Resources Inc.[2]	7,354,581	188,866
Fletcher Building Ltd.	20,115,000	165,984
Air Products and Chemicals, Inc.	1,255,000	136,808
Impala Platinum Holdings Ltd.	4,287,112	52,101
Israel Chemicals Ltd.	5,943,040	49,179
NewPage Holdings Inc.[1,3,4]	118,460	11,796
		4,191,090
Telecommunication services 4.45%

Verizon Communications Inc.	20,215,000	1,021,060
Vodafone Group PLC	210,644,000	758,241
Telstra Corp. Ltd.	141,451,533	692,529
HKT Trust, units	274,306,000	254,386
TalkTalk Telecom Group PLC[2]	57,242,000	244,874
Advanced Info Service PCL	25,013,400	204,929
BT Group PLC	33,330,000	201,474
OJSC MegaFon (GDR)[5]	4,983,200	180,890
OJSC MegaFon (GDR)	266,800	9,685
CenturyLink, Inc.	5,050,000	170,993
AT&T Inc.	2,765,000	100,093
MTN Group Ltd.	1,120,000	22,262
		3,861,416
Miscellaneous 4.76%

Other common stocks in initial period of acquisition		4,135,092
Total common stocks (cost: $48,427,679,000)		63,469,055
Preferred stocks 0.53%

Financials 0.41%

Vornado Realty Trust, Series I, 6.625%	3,380,000	81,120
Citigroup Inc. 7.875% preferred	2,637,610	72,699
U.S. Bancorp, Series G, noncumulative convertible preferred	2,270,400	61,687
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	50,903
HSBC Holdings PLC, Series 2, 8.00%	1,825,000	49,900
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,724,000	39,437
		355,746
Preferred stocks
		Value
Miscellaneous 0.12%		(000)

Other preferred stocks in initial period of acquisition		$107,951
Total preferred stocks (cost: $459,641,000)		463,697
Warrants 0.00%

Energy 0.00%	Shares

General Maritime Corp., warrants, expire 2017[1,3,5]	8,514	28
Total warrants (cost: $2,171,000)		28
Convertible securities 1.07%
	Shares or
Consumer discretionary 0.62%	principal amount

General Motors Co., Series B, 4.75% convertible preferred 2013	10,000,000	513,200
MGM Resorts International 4.25% convertible notes 2015	$19,845,000	24,360
		537,560
Industrials 0.18%

United Continental Holdings, Inc. 4.50% convertible notes 2021	$72,600,000	78,543
CEVA Group PLC, Series A-2, 2.244% convertible preferred[3,4]	13,633	18,712
CEVA Group PLC, Series A-1, 3.244% convertible preferred[3]	31,778	58,445
		155,700
Materials 0.15%

Cliffs Natural Resources Inc., Series A, 7.00% convertible preferred 2016[2]	2,925,000	66,427
Alcoa Inc. 5.25% convertible notes 2014	$41,500,000	60,175
		126,602
Energy 0.06%

Chesapeake Energy Corporation 5.75% convertible preferred[5]	43,000	50,885
Consumer staples 0.03%

Bunge Ltd. 4.875% convertible preferred	272,700	29,970
Telecommunication services 0.03%

Leap Wireless International, Inc. 4.50% convertible notes 2014	$25,000,000	25,500
Total convertible securities (cost: $822,734,000)		926,217
Bonds, notes & other debt instruments 21.22%
	Principal amount
Financials 3.42%	(000)

Wells Fargo & Co. 1.25% 2016	$18,000	18,118
Wells Fargo & Co. 3.676% 2016	10,000	10,679
Wells Fargo & Co. 2.15% 2019	19,240	19,351
Wells Fargo & Co. 4.60% 2021	45,000	49,642
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[6]	86,566	98,036
Westfield Group 5.75% 2015[5]	10,250	11,134
Westfield Group 5.70% 2016[5]	36,825	41,324
Westfield Group 7.125% 2018[5]	39,925	47,883
Westfield Group 6.75% 2019[5]	30,000	36,019
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Westfield Group 4.625% 2021[5]	$ 20,000	$ 21,307
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[5,6]	116,330	145,703
JPMorgan Chase & Co. 3.45% 2016	10,000	10,543
JPMorgan Chase & Co. 3.25% 2022	5,000	4,837
JPMorgan Chase & Co. 3.20% 2023	8,000	7,693
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[6]	43,465	39,553
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	74,825	82,573
CIT Group Inc., Series C, 4.75% 2015[5]	61,150	63,902
CIT Group Inc. 4.25% 2017	14,000	14,735
CIT Group Inc. 5.00% 2017	43,300	46,764
CIT Group Inc., Series C, 5.50% 2019[5]	13,650	14,844
Citigroup Inc. 4.587% 2015	10,885	11,660
Citigroup Inc. 3.953% 2016	27,115	28,953
Citigroup Inc. 2.50% 2018	6,000	6,057
Citigroup Inc. 8.50% 2019	4,894	6,338
Citigroup Inc. 3.875% 2023	13,650	13,674
Citigroup Inc., Series D, junior subordinated 5.35% (undated)[6]	44,032	39,801
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[6]	20,000	19,072
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[6]	13,295	12,697
Prologis, Inc. 6.625% 2018	57,365	67,775
Prologis, Inc. 6.875% 2020	13,659	16,306
Prologis, Inc. 3.35% 2021	2,750	2,754
Prologis, Inc. 4.25% 2023	49,255	49,934
Simon Property Group, LP 6.75% 2014	5,310	5,400
Simon Property Group, LP 5.25% 2016	73,435	82,121
Simon Property Group, LP 6.10% 2016	4,250	4,743
Simon Property Group, LP 5.875% 2017	16,320	18,481
Simon Property Group, LP 6.125% 2018	10,790	12,749
Simon Property Group, LP 10.35% 2019	5,000	6,872
Realogy Corp. 3.375% 2016[5]	3,000	3,015
Realogy Corp., Letter of Credit, 4.50% 2016[6,7,8]	7,359	7,368
Realogy Corp. 7.875% 2019[5]	54,355	59,655
Realogy Corp., Term Loan B, 4.50% 2020[6,7,8]	40,118	40,578
Bank of America Corp., Series L, 3.625% 2016	7,060	7,456
Bank of America Corp. 3.75% 2016	9,975	10,620
Bank of America Corp. 5.75% 2017	8,100	9,268
Bank of America Corp. 2.60% 2019	19,500	19,649
Bank of America Corp. 5.625% 2020	9,000	10,325
Bank of America Corp. 5.00% 2021	4,185	4,610
Bank of America Corp. 3.30% 2023	6,685	6,426
Bank of America Corp. 4.10% 2023	6,325	6,419
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)[6]	30,924	34,717
Goldman Sachs Group, Inc. 3.625% 2016	22,600	23,866
Goldman Sachs Group, Inc. 2.90% 2018	5,250	5,365
Goldman Sachs Group, Inc. 5.25% 2021	23,000	25,419
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,709
Goldman Sachs Group, Inc. 3.625% 2023	12,500	12,213
iStar Financial Inc., Term Loan B, 4.50% 2017[6,7,8]	25,258	25,424
iStar Financial Inc., Series B, 9.00% 2017	37,360	43,711
iStar Financial Inc., 4.875% 2018	11,575	11,401
Developers Diversified Realty Corp. 5.50% 2015	15,776	16,769
Developers Diversified Realty Corp. 9.625% 2016	6,820	8,075
Developers Diversified Realty Corp. 7.50% 2017	32,887	38,548
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,443
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Developers Diversified Realty Corp. 7.875% 2020	$ 7,420	$ 9,225
Zions Bancorporation 5.50% 2015	40,017	41,682
Zions Bancorporation 6.00% 2015	32,732	34,776
Hospitality Properties Trust 5.125% 2015[2]	2,160	2,223
Hospitality Properties Trust 6.30% 2016[2]	19,827	21,583
Hospitality Properties Trust 5.625% 2017[2]	10,169	11,111
Hospitality Properties Trust 6.70% 2018[2]	12,625	14,259
Hospitality Properties Trust 5.00% 2022[2]	6,500	6,644
Hospitality Properties Trust 4.50% 2023[2]	11,060	10,912
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[5,6]	55,766	60,786
Kimco Realty Corp., Series C, 4.904% 2015	4,500	4,720
Kimco Realty Corp., Series C, 5.783% 2016	15,000	16,531
Kimco Realty Corp. 5.70% 2017	17,250	19,439
Kimco Realty Corp. 4.30% 2018	1,000	1,088
Kimco Realty Corp. 6.875% 2019	10,844	13,199
International Lease Finance Corp. 4.875% 2015	51,400	53,585
PNC Financial Services Group, Inc. 2.854% 2022	18,297	17,195
PNC Preferred Funding Trust I, junior subordinated 1.904% (undated)[5,6]	23,800	20,528
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)[6]	10,250	10,861
Société Générale, junior subordinated 5.922% (undated)[5,6]	45,073	47,092
Standard Chartered PLC 3.85% 2015[5]	6,945	7,234
Standard Chartered PLC 3.20% 2016[5]	10,000	10,485
Standard Chartered Bank 6.40% 2017[5]	25,000	28,787
HBOS PLC 6.75% 2018[5]	17,300	19,538
LBG Capital No.1 PLC, Series 2, 7.875% 2020[5]	20,000	21,650
HBOS Capital Funding LP 6.071% (undated)[5,6]	5,000	5,000
American Tower Corp. 4.625% 2015	9,280	9,765
American Tower Corp. 7.00% 2017	6,200	7,203
American Tower Corp. 3.40% 2019	6,400	6,486
American Tower Corp. 7.25% 2019	15,025	17,774
UnumProvident Finance Co. PLC 6.85% 2015[5]	28,500	31,490
Unum Group 7.125% 2016	6,740	7,711
American International Group, Inc. 4.875% 2016	4,000	4,401
American International Group, Inc. 3.80% 2017	8,000	8,552
American International Group, Inc. 3.375% 2020	18,000	18,336
American International Group, Inc. 4.125% 2024	4,000	4,119
HSBK (Europe) BV 7.25% 2017[5]	30,570	32,863
Morgan Stanley, Series F, 2.875% 2014	10,000	10,057
Morgan Stanley 1.75% 2016	15,000	15,155
Morgan Stanley 3.80% 2016	5,125	5,419
Royal Bank of Scotland PLC 3.95% 2015	10,000	10,486
RBS Capital Trust II 6.425% noncumulative trust (undated)[6]	6,005	5,705
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[5,6,9]	12,735	13,467
Crescent Resources 10.25% 2017[5]	26,885	29,439
Synovus Financial Corp. 5.125% 2017	10,409	10,669
Synovus Financial Corp. 7.875% 2019	15,816	18,070
MetLife Global Funding I 2.50% 2015[5]	10,000	10,325
MetLife Capital Trust IV, junior subordinated 7.875% 2067[5,6]	14,430	16,703
MetLife Capital Trust X, junior subordinated 9.25% 2068[5,6]	500	649
Liberty Mutual Group Inc. 4.25% 2023[5]	6,105	6,117
Liberty Mutual Group Inc., Series A, 7.80% 2087[5,6]	19,415	21,259
Lazard Group LLC 7.125% 2015	25,187	27,210
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,240
Intercontinentalexchange, Inc. 4.00% 2023	10,045	10,265
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

HCP, Inc. 3.75% 2016	$20,000	$21,058
Regions Financial Corp. 7.75% 2014	4,791	5,110
Regions Financial Corp. 5.75% 2015	14,761	15,786
Berkshire Hathaway Inc. 2.20% 2016	11,500	11,943
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,081
Berkshire Hathaway Inc. 4.40% 2042	1,500	1,431
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	936
CME Group Inc. 5.30% 2043	18,850	20,340
Corporate Office Properties Trust 3.60% 2023	3,655	3,369
Corporate Office Properties LP 5.25% 2024	15,250	15,948
ERP Operating LP 6.584% 2015	2,705	2,931
ERP Operating LP 5.75% 2017	4,000	4,539
ERP Operating LP 7.125% 2017	10,000	11,738
BNP Paribas 3.60% 2016	10,000	10,579
BNP Paribas 5.00% 2021	7,000	7,726
QBE Insurance Group Ltd. 2.40% 2018[5]	17,380	17,072
BBVA Bancomer SA 4.50% 2016[5]	7,500	7,931
BBVA Bancomer SA 6.50% 2021[5]	7,200	7,830
Leucadia National Corp. 5.50% 2023	15,380	15,551
Prudential Financial, Inc. 4.50% 2021	2,400	2,599
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	10,250	12,857
Mack-Cali Realty Corp. 2.50% 2017	15,235	15,174
American Express Co. 6.15% 2017	12,610	14,730
FelCor Lodging Trust Inc. 5.625% 2023	13,350	13,183
DCT Industrial Trust Inc. 4.50% 2023[5]	12,900	12,987
Boston Properties, Inc. 3.70% 2018	12,000	12,755
ANZ National (International) Ltd. 3.125% 2015[5]	10,000	10,404
Bank of New York Mellon Corp., Series G, 2.50% 2016	10,000	10,381
US Bancorp., Series T, 1.65% 2017	10,000	10,093
Ryman Hospitality Properties, Inc. 5.00% 2021[5]	10,375	10,090
UBS AG 2.25% 2014	10,000	10,045
Westpac Banking Corp. 3.00% 2015	9,000	9,427
Bank of Nova Scotia 2.55% 2017	9,000	9,384
Toronto-Dominion Bank 2.375% 2016	9,000	9,366
Nationwide Mutual Insurance Co. 5.81% 2024[5,6]	8,150	8,303
Monumental Global Funding III 0.444% 2014[5,6]	8,000	8,006
Brandywine Operating Partnership, LP 5.40% 2014	6,000	6,249
Brandywine Operating Partnership, LP 5.70% 2017	20	22
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,667
ACE INA Holdings Inc. 2.60% 2015	7,445	7,723
Santander Issuances, SA Unipersonal 6.50% 2019[5,6]	7,500	7,644
Host Hotels & Resorts LP 6.00% 2021	6,400	7,093
Barclays Bank PLC 5.125% 2020	5,500	6,202
UDR, Inc., Series A, 5.25% 2015	3,000	3,139
UDR, Inc. 3.70% 2020	2,320	2,360
Goodman Funding Pty Ltd. 6.00% 2022[5]	4,935	5,465
AXA SA, Series B, junior subordinated 6.379% (undated)[5,6]	4,155	4,108
Essex Portfolio L.P. 3.25% 2023	4,400	4,104
VEB Finance Ltd. 6.80% 2025[5]	3,000	3,278
Alexandria Real Estate Equities, Inc. 3.90% 2023	3,250	3,130
American Campus Communities, Inc. 3.75% 2023	2,985	2,873
BB&T Corp., 2.05% 2018	2,350	2,356
AvalonBay Communities, Inc. 3.625% 2020	1,790	1,843
Development Bank of Kazakhstan 5.50% 2015	930	986
Bonds, notes & other debt instruments
	Principal amount	Value
Financials (continued)	(000)	(000)

Development Bank of Kazakhstan 5.50% 2015[5]	$ 637	$ 676
Genworth Holdings, Inc. 4.90% 2023	1,565	1,632
Piedmont Operating Partnership LP 3.40% 2023	1,750	1,605
		2,972,982
U.S. Treasury bonds & notes 2.44%
U.S. Treasury 2.18%

U.S. Treasury 1.875% 2014	143,000	143,846
U.S. Treasury 2.625% 2014	64,000	65,195
U.S. Treasury 1.50% 2016	13,500	13,863
U.S. Treasury 1.75% 2016	95,000	98,133
U.S. Treasury 2.00% 2016	102,000	105,736
U.S. Treasury 2.375% 2016	100,000	104,725
U.S. Treasury 7.50% 2016	20,000	24,141
U.S. Treasury 2.625% 2018	48,500	51,626
U.S. Treasury 1.625% 2022	247,000	230,461
U.S. Treasury 1.75% 2023	10,050	9,380
U.S. Treasury 2.50% 2023	314,800	313,446
U.S. Treasury 6.25% 2023	135,000	179,486
U.S. Treasury 5.50% 2028	55,500	71,487
U.S. Treasury 5.375% 2031	8,475	10,888
U.S. Treasury 4.50% 2036	87,935	102,541
U.S. Treasury 4.625% 2040	15,150	17,991
U.S. Treasury 3.75% 2041	75,350	77,369
U.S. Treasury 2.75% 2042	7,325	6,125
U.S. Treasury 2.75% 2042	6,950	5,823
U.S. Treasury 3.00% 2042	56,175	49,759
U.S. Treasury 2.875% 2043	101,322	86,821
U.S. Treasury 3.125% 2043	91,525	82,809
U.S. Treasury 3.625% 2043	40,775	40,686
		1,892,337
U.S. Treasury inflation-protected securities[10] 0.26%

U.S. Treasury Inflation-Protected Security 1.875% 2015	45,689	48,129
U.S. Treasury Inflation-Protected Security 0.125% 2017	41,186	42,610
U.S. Treasury Inflation-Protected Security 0.375% 2023	82,405	82,344
U.S. Treasury Inflation-Protected Security 0.75% 2042	6,210	5,365
U.S. Treasury Inflation-Protected Security 0.625% 2043	61,033	50,538
		228,986
Total U.S. Treasury bonds & notes		2,121,323
Consumer discretionary 2.29%

Boyd Gaming Corp. 9.125% 2018	88,575	96,768
Boyd Gaming Corp. 9.00% 2020	5,000	5,412
MGM Resorts International 5.875% 2014	24,905	25,279
MGM Resorts International 6.625% 2015	20,725	22,435
MGM Resorts International 7.50% 2016	8,425	9,499
MGM Resorts International 8.625% 2019	2,425	2,858
MGM Resorts International 6.75% 2020	7,350	8,030
MGM Resorts International 7.75% 2022	19,000	21,612
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	49,200	51,795
Citycenter, Term Loan B, 5.00% 2020[6,7,8]	35,125	35,473
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Time Warner Cable Inc. 7.50% 2014	$ 7,900	$ 8,114
Time Warner Cable Inc. 6.75% 2018	22,500	25,386
Time Warner Cable Inc. 5.00% 2020	35,000	35,895
Time Warner Cable Inc. 4.125% 2021	16,000	15,263
EchoStar DBS Corp. 7.75% 2015	7,350	8,057
DISH DBS Corp. 4.625% 2017	45,105	47,022
DISH DBS Corp. 4.25% 2018	22,825	23,224
DISH DBS Corp. 7.875% 2019	1,425	1,664
Neiman Marcus Group LTD Inc., Term Loan B, 5.00% 2020[6,7,8]	36,625	36,907
Neiman Marcus Group LTD Inc. 8.00% 2021[5]	30,100	30,965
Neiman Marcus Group LTD Inc. 8.75% 2021[5,6,11]	10,930	11,285
Caesars Entertainment Operating Co. 11.25% 2017	24,365	24,365
Caesars Entertainment,Term Loan B, 7.00% 2020[6,7,8]	5,000	4,945
Caesars Entertainment Operating Co. 8.00% 2020[5]	17,475	17,562
Caesars Entertainment Operating Co. 9.00% 2020	19,450	18,332
Caesars Entertainment Operating Co. 9.00% 2020	9,000	8,482
Virgin Media Secured Finance PLC 6.50% 2018	8,800	9,174
Virgin Media Finance PLC 8.375% 2019[5]	41,674	45,581
Virgin Media Secured Finance PLC 5.375% 2021[5]	17,600	17,776
Limited Brands, Inc. 5.25% 2014	1,585	1,652
Limited Brands, Inc. 8.50% 2019	16,105	19,467
Limited Brands, Inc. 7.00% 2020	21,271	24,196
Limited Brands, Inc. 6.625% 2021	23,754	26,248
Comcast Corp. 5.90% 2016	10,000	11,177
Comcast Corp. 5.65% 2035	7,000	7,799
Comcast Corp. 6.45% 2037	25,000	30,493
Comcast Corp. 6.95% 2037	10,275	13,239
Ford Motor Credit Co. 1.70% 2016	8,500	8,581
Ford Motor Credit Co. 2.50% 2016	7,000	7,188
Ford Motor Credit Co. 8.00% 2016	1,500	1,785
Ford Motor Credit Co. 2.375% 2018	30,600	30,798
Ford Motor Credit Co. 4.375% 2023	8,000	8,237
Ford Motor Co. 4.75% 2043	150	140
Hilton Worldwide, Term Loan B, 4.00% 2021[6,7,8]	26,225	26,407
Hilton Hotels Corp. 5.625% 2021[5]	28,915	29,764
NBCUniversal Media, LLC 2.875% 2016	10,000	10,495
NBCUniversal Enterprise, Inc. 0.929% 2018[5,6]	8,625	8,686
NBCUniversal Enterprise, Inc. 5.25% (undated)[5]	37,105	36,790
Cox Communications, Inc. 5.45% 2014	1,599	1,683
Cox Communications, Inc. 5.875% 2016[5]	25,000	27,798
Cox Communications, Inc. 2.95% 2023[5]	23,875	21,360
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	38,100	40,386
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	8,000	8,500
Dollar General Corp. 1.875% 2018	6,000	5,862
Dollar General Corp. 3.25% 2023	44,750	41,384
Myriad International Holdings 6.00% 2020[5]	40,000	42,800
Toys “R” Us-Delaware, Inc. 7.375% 2016[5]	11,525	11,208
Toys “R” Us Property Co. II, LLC 8.50% 2017	13,300	13,799
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 2018[6,7,8]	15,691	14,256
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[5]	35,425	36,931
Videotron Ltd. 6.375% 2015	4,905	4,942
Quebecor Media Inc. 7.75% 2016	7,037	7,178
Quebecor Media Inc. 5.75% 2023	23,975	23,316
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	5,409
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

DaimlerChrysler North America Holding Corp. 1.30% 2015[5]	$ 8,500	$ 8,555
DaimlerChrysler North America Holding Corp. 2.625% 2016[5]	2,000	2,069
DaimlerChrysler North America Holding Corp. 2.40% 2017[5]	14,000	14,271
DaimlerChrysler North America Holding Corp. 2.375% 2018[5]	2,000	2,017
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,921
Time Warner Inc. 5.875% 2016	8,000	9,077
Time Warner Inc. 4.75% 2021	15,000	16,290
Time Warner Inc. 3.40% 2022	1,350	1,336
Time Warner Inc. 6.25% 2041	6,650	7,500
Time Warner Inc. 4.90% 2042	1,000	971
Home Depot, Inc. 5.95% 2041	25,000	29,634
Volkswagen International Finance NV 0.858% 2014[5,6]	10,000	10,014
Volkswagen International Finance NV 2.875% 2016[5]	4,000	4,178
Volkswagen International Finance NV 2.375% 2017[5]	14,500	14,956
News America Inc. 5.30% 2014	20,000	21,046
News America Inc. 3.00% 2022	4,000	3,824
News America Inc. 6.15% 2041	3,500	3,962
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 3.50% 2016	24,463	25,636
Royal Caribbean Cruises Ltd. 11.875% 2015	21,425	25,174
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	15,000	16,425
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	7,775	8,241
Michaels Stores, Inc. 7.50% 2018[5,6,11]	5,000	5,187
Michaels Stores, Inc. 7.75% 2018	17,000	18,424
PETCO Animal Supplies, Inc. 9.25% 2018[5]	21,600	23,355
Gannett Co., Inc. 5.125% 2019[5]	7,925	8,222
Gannett Co., Inc. 6.375% 2023[5]	13,950	14,752
Cablevision Systems Corp. 8.00% 2020	20,000	22,800
RCI Banque 3.50% 2018[5]	21,000	21,712
Univision Communications Inc. 6.875% 2019[5]	3,200	3,464
Univision Communications Inc., Term Loan C3, 4.00% 2020[6,7,8]	17,363	17,447
Univision Communications Inc. 5.125% 2023[5]	685	682
Marriott International, Inc., Series I, 6.375% 2017	19,000	21,476
Burger King Corp 0%/11.00% 2019[5,12]	23,475	20,951
Carnival Corp. 3.95% 2020	18,040	18,321
Cinemark USA, Inc. 5.125% 2022	9,500	9,334
Cinemark USA, Inc. 4.875% 2023	8,300	7,947
Warner Music Group 11.50% 2018	5,700	6,619
Warner Music Group 6.00% 2021[5]	9,720	10,255
Needle Merger Sub Corp. 8.125% 2019[5]	16,220	16,788
J.C. Penney Co., Inc. 5.75% 2018	18,528	14,220
Mohegan Tribal Gaming Authority 11.00% 2018[5,6,11]	13,725	13,785
Marina District Finance Co., Inc. 9.50% 2015	13,052	13,721
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	11,950	13,264
Laureate Education, Inc. 9.25% 2019[5]	11,750	12,984
General Motors Financial Co. 3.25% 2018[5]	9,830	9,818
General Motors Financial Co. 6.75% 2018	1,720	1,956
Seminole Tribe of Florida 6.535% 2020[5]	10,000	10,800
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	10,010	10,736
Viacom Inc. 4.25% 2023	7,200	7,368
Viacom Inc. 5.85% 2043	1,750	1,864
Federated Department Stores, Inc. 6.90% 2029	7,925	9,072
President & Fellows of Harvard College 3.619% 2037	10,000	8,860
Seneca Gaming Corp. 8.25% 2018[5]	7,925	8,569
Toyota Motor Credit Corp. 0.875% 2015	8,500	8,564
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Staples, Inc. 9.75% 2014	$ 8,000	$ 8,142
Stackpole Intl. 7.75% 2021[5]	7,625	7,968
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,700	7,538
Walt Disney Co. 1.10% 2017	7,575	7,493
CBS Corp. 1.95% 2017	7,000	7,069
Six Flags Entertainment Corp. 5.25% 2021[5]	6,400	6,304
Playa Resorts Holding BV, Term Loan B, 4.75% 2019[6,7,8]	4,825	4,876
Playa Resorts Holding BV 8.00% 2020[5]	1,250	1,330
Dynacast International LLC 9.25% 2019	5,575	6,160
Schaeffler Holding Finance BV 6.875% 2018[5,6,11]	5,450	5,832
Local T.V. Finance LLC 9.25% 2015[5,6,11]	5,730	5,816
Allison Transmission Holdings, Inc., Term Loan B2, 3.18% 2017[6,7,8]	4,683	4,706
Omnicom Group Inc. 3.625% 2022	4,750	4,645
WPP Finance 2010 4.75% 2021	2,550	2,671
Weather Company, Term Loan, 7.00% 2020[6,7,8]	2,500	2,572
NCL Corp. Ltd. 5.00% 2018[5]	575	583
		1,984,233
Telecommunication services 2.12%

Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[5]	6,125	8,422
Sprint Nextel Corp. 8.375% 2017	29,525	34,323
Sprint Nextel Corp. 9.125% 2017	39,446	46,743
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[5]	6,238	7,345
Sprint Nextel Corp. 9.00% 2018[5]	5,000	6,075
Sprint Nextel Corp. 7.00% 2020	66,570	71,729
Sprint Corp. 7.25% 2021[5]	32,350	34,978
Sprint Nextel Corp. 11.50% 2021	20,975	27,425
Sprint Corp. 7.875% 2023[5]	104,075	113,182
Verizon Communications Inc. 7.375% 2013	1,785	1,788
Verizon Communications Inc. 5.55% 2014	35,711	36,108
Verizon Communications Inc. 1.782% 2016[6]	1,075	1,105
Verizon Communications Inc. 3.00% 2016	17,000	17,767
Verizon Communications Inc. 2.002% 2018[6]	12,925	13,770
Verizon Communications Inc. 5.15% 2023	105,485	114,624
Verizon Communications Inc. 6.00% 2041	28,000	30,239
Verizon Communications Inc. 6.55% 2043	102,390	119,150
Wind Acquisition SA 11.75% 2017[5]	128,405	136,591
Wind Acquisition SA 7.25% 2018[5]	50,980	53,911
Wind Acquisition SA 7.25% 2018[5]	15,040	15,867
T-Mobile US, Inc. 6.542% 2020	54,450	57,921
MetroPCS Wireless, Inc. 6.25% 2021[5]	50,075	52,579
MetroPCS Wireless, Inc. 6.625% 2023[5]	61,150	64,207
NII Capital Corp. 10.00% 2016	5,350	4,200
NII Capital Corp. 7.875% 2019[5]	40,625	35,547
NII Capital Corp. 8.875% 2019	36,350	23,082
NII Capital Corp. 11.375% 2019[5]	35,375	33,783
NII Capital Corp. 7.625% 2021	89,010	52,293
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[6,7,8]	62,493	62,860
Cricket Communications, Inc. 7.75% 2020	63,075	72,300
Frontier Communications Corp. 8.125% 2018	2,467	2,856
Frontier Communications Corp. 8.50% 2020	15,475	17,758
Frontier Communications Corp. 9.25% 2021	20,625	24,415
Frontier Communications Corp. 8.75% 2022	6,425	7,373
Frontier Communications Corp. 7.125% 2023	30,825	32,289
Bonds, notes & other debt instruments
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

Frontier Communications Corp. 7.625% 2024	$33,350	$ 35,351
LightSquared, Term Loan B, 12.00% 2014[7,8,9,11]	96,867	115,756
Intelsat Jackson Holding Co. 7.25% 2020	7,750	8,447
Intelsat Jackson Holding Co. 6.625% 2022[5]	53,310	54,643
Telecom Italia Capital SA, Series B, 5.25% 2013	4,000	4,004
Telecom Italia Capital SA 6.999% 2018	17,140	18,856
Telecom Italia Capital SA 7.175% 2019	9,000	10,031
Telecom Italia Capital SA 7.721% 2038	1,750	1,788
Telefónica Emisiones, SAU 3.992% 2016	10,000	10,508
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,631
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,406
Telefónica Emisiones, SAU 4.57% 2023	4,500	4,492
SBC Communications Inc. 5.10% 2014	3,500	3,639
AT&T Inc. 2.40% 2016	9,000	9,316
SBC Communications Inc. 5.625% 2016	10,000	11,158
AT&T INC. 4.30% 2042	8,000	6,700
France Télécom 2.75% 2016	9,000	9,328
France Télécom 4.125% 2021	15,000	15,489
Trilogy International Partners, LLC 10.25% 2016[5]	24,750	24,626
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,292
Deutsche Telekom International Finance BV 9.25% 2032	8,420	12,723
Deutsche Telekom International Finance BV 4.875% 2042[5]	350	339
Syniverse Holdings, Inc. 9.125% 2019	7,800	8,482
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,159
SBA Communications Corp. 5.75% 2020	3,375	3,527
Level 3 Communications, Inc. 11.875% 2019	3,000	3,495
		1,838,791
Mortgage-backed obligations[7] 2.02%

Fannie Mae 5.50% 2018	66	70
Fannie Mae 6.00% 2021	257	282
Fannie Mae 4.50% 2024	3,091	3,293
Fannie Mae 5.50% 2024	343	374
Fannie Mae 4.50% 2025	3,154	3,358
Fannie Mae 4.50% 2025	2,034	2,172
Fannie Mae 4.50% 2025	2,000	2,129
Fannie Mae 4.50% 2025	1,927	2,051
Fannie Mae, Series 2001-4, Class GA, 9.551% 2025[6]	177	204
Fannie Mae, Series 2001-4, Class NA, 10.742% 2025[6]	5	6
Fannie Mae 6.00% 2026	5,172	5,690
Fannie Mae 7.00% 2026	654	750
Fannie Mae 2.50% 2027	1,913	1,935
Fannie Mae 2.50% 2027	1,451	1,467
Fannie Mae 2.50% 2027	1,316	1,331
Fannie Mae 2.50% 2027	1,211	1,225
Fannie Mae 2.50% 2027	715	723
Fannie Mae 2.50% 2027	600	606
Fannie Mae 2.50% 2027	582	589
Fannie Mae 2.50% 2028	46,552	47,076
Fannie Mae 2.50% 2028	15,649	15,825
Fannie Mae 2.50% 2028	4,101	4,154
Fannie Mae 2.50% 2028	4,066	4,118
Fannie Mae 2.50% 2028	3,877	3,927
Fannie Mae 2.50% 2028	3,702	3,749
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 2.50% 2028	$ 3,162	$ 3,202
Fannie Mae 2.50% 2028	2,729	2,764
Fannie Mae 2.50% 2028	2,500	2,528
Fannie Mae 2.50% 2028	2,000	2,026
Fannie Mae 2.50% 2028	2,000	2,026
Fannie Mae 2.50% 2028	2,000	2,026
Fannie Mae 2.50% 2028	1,332	1,349
Fannie Mae 2.50% 2028	1,318	1,335
Fannie Mae 2.50% 2028	1,233	1,247
Fannie Mae 2.50% 2028	1,216	1,232
Fannie Mae 2.50% 2028	1,100	1,114
Fannie Mae 2.50% 2028	1,062	1,073
Fannie Mae 2.50% 2028	1,000	1,013
Fannie Mae 2.50% 2028	1,000	1,013
Fannie Mae 2.50% 2028	1,000	1,013
Fannie Mae 2.50% 2028	1,000	1,013
Fannie Mae 2.50% 2028	1,000	1,013
Fannie Mae 2.50% 2028	717	726
Fannie Mae 2.50% 2028	241	244
Fannie Mae 2.50% 2028	144	146
Fannie Mae 6.00% 2028	5,509	6,066
Fannie Mae 7.00% 2028	2,225	2,548
Fannie Mae 7.00% 2028	355	407
Fannie Mae, Series 2001-20, Class E, 9.569% 2031[6]	190	215
Fannie Mae 5.50% 2033	812	889
Fannie Mae 4.50% 2034	24,073	25,890
Fannie Mae 5.50% 2035	798	873
Fannie Mae 5.50% 2036	5,833	6,369
Fannie Mae 6.00% 2036	2,639	2,887
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	2,348	2,614
Fannie Mae 6.00% 2036	1,889	2,075
Fannie Mae 6.00% 2036	1,226	1,342
Fannie Mae 2.635% 2037[6]	2,677	2,815
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	8,573	9,377
Fannie Mae 6.00% 2037	28,846	31,615
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	5,093	5,652
Fannie Mae 6.00% 2037	5,011	5,523
Fannie Mae 6.00% 2037	4,679	5,129
Fannie Mae 6.00% 2037	290	309
Fannie Mae 6.50% 2037	1,942	2,151
Fannie Mae 6.50% 2037	1,492	1,649
Fannie Mae 6.50% 2037	1,309	1,442
Fannie Mae 6.50% 2037	469	519
Fannie Mae 7.00% 2037	1,069	1,205
Fannie Mae 7.00% 2037	692	780
Fannie Mae 7.50% 2037	944	1,082
Fannie Mae 7.50% 2037	112	129
Fannie Mae 7.50% 2037	86	98
Fannie Mae 8.00% 2037	106	122
Fannie Mae 5.50% 2038	1,403	1,530
Fannie Mae 6.00% 2038	6,710	7,359
Fannie Mae 6.00% 2038	6,455	7,077
Fannie Mae 6.00% 2038	2,819	3,084
Fannie Mae 4.50% 2039	35,597	38,345
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 6.00% 2039	$ 2,879	$ 3,159
Fannie Mae 6.50% 2039	1,336	1,478
Fannie Mae 4.00% 2040	16,363	17,268
Fannie Mae 4.00% 2040	10,468	11,040
Fannie Mae 4.00% 2040	9,878	10,428
Fannie Mae 4.00% 2040	567	599
Fannie Mae 4.197% 2040[6]	1,268	1,343
Fannie Mae 4.50% 2040	27,500	29,514
Fannie Mae 4.50% 2040	2,406	2,582
Fannie Mae 4.50% 2040	122	131
Fannie Mae 4.50% 2040	115	123
Fannie Mae 5.00% 2040	12,700	13,860
Fannie Mae 4.00% 2041	13,356	14,104
Fannie Mae 4.00% 2041	10,354	10,931
Fannie Mae 4.00% 2041	994	1,050
Fannie Mae 4.00% 2041	584	617
Fannie Mae 4.00% 2041	472	498
Fannie Mae 4.00% 2041	331	350
Fannie Mae 4.50% 2041	56,020	60,153
Fannie Mae 4.50% 2041	38,636	41,486
Fannie Mae 4.50% 2041	6,784	7,286
Fannie Mae 4.50% 2041	4,195	4,504
Fannie Mae 4.50% 2041	370	397
Fannie Mae 5.00% 2041	744	816
Fannie Mae 5.00% 2041	693	759
Fannie Mae 5.00% 2041	563	618
Fannie Mae 5.00% 2041	519	570
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	570	646
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	458	540
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	307	363
Fannie Mae 3.50% 2042	38,318	39,331
Fannie Mae 3.50% 2042	28,443	29,197
Fannie Mae 3.50% 2042	10,776	11,069
Fannie Mae 4.00% 2042	33,188	35,050
Fannie Mae 4.00% 2042	11,731	12,389
Fannie Mae 4.00% 2042	5,016	5,301
Fannie Mae 4.00% 2042	1,620	1,712
Fannie Mae, Series 2002-W1, Class 2A, 6.69% 2042[6]	846	1,010
Fannie Mae 3.00% 2043	13,508	13,366
Fannie Mae 3.00% 2043	1,713	1,692
Fannie Mae 3.00% 2043	1,173	1,159
Fannie Mae 3.00% 2043	1,101	1,087
Fannie Mae 3.50% 2043	98,362	100,883
Fannie Mae 4.00% 2043	46,872	49,384
Fannie Mae 4.00% 2043	11,691	12,371
Fannie Mae 4.00% 2043	11,299	11,952
Fannie Mae 4.00% 2043	3,664	3,876
Fannie Mae 4.50% 2043	39,500	42,296
Fannie Mae 6.50% 2047	1,072	1,175
Fannie Mae 6.50% 2047	1,031	1,131
Fannie Mae 6.50% 2047	632	693
Fannie Mae 6.50% 2047	583	639
Fannie Mae 6.50% 2047	378	414
Fannie Mae 6.50% 2047	126	139
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Fannie Mae 7.00% 2047	$ 1,047	$ 1,185
Fannie Mae 7.00% 2047	405	458
Fannie Mae 7.00% 2047	323	366
Fannie Mae 7.00% 2047	296	335
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	27,148
Freddie Mac, Series 2289, Class NB, 10.202% 2022[6]	22	24
Freddie Mac 5.00% 2023	3,978	4,237
Freddie Mac 5.00% 2023	3,954	4,210
Freddie Mac 5.00% 2023	3,895	4,148
Freddie Mac 5.00% 2023	1,347	1,439
Freddie Mac 6.00% 2026	757	833
Freddie Mac 6.00% 2027	1,365	1,501
Freddie Mac 2.476% 2035[6]	2,061	2,175
Freddie Mac 4.50% 2035	24,860	26,618
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,428	1,579
Freddie Mac, Series 3257, Class PA, 5.50% 2036	8,397	9,278
Freddie Mac, Series 3286, Class JN, 5.50% 2037	8,174	8,950
Freddie Mac, Series 3312, Class PA, 5.50% 2037	8,053	8,818
Freddie Mac, Series 3318, Class JT, 5.50% 2037	4,546	4,978
Freddie Mac 5.50% 2037	1,417	1,534
Freddie Mac, Series 3271, Class OA, 6.00% 2037	8,685	9,627
Freddie Mac 5.50% 2038	3,662	3,964
Freddie Mac 6.50% 2038	4,061	4,490
Freddie Mac 4.50% 2039	1,992	2,129
Freddie Mac 5.00% 2039	4,560	4,973
Freddie Mac 5.00% 2039	2,956	3,228
Freddie Mac 5.00% 2039	1,988	2,148
Freddie Mac 5.50% 2039	1,854	2,007
Freddie Mac 4.50% 2040	49,983	53,461
Freddie Mac 4.00% 2041	2,755	2,894
Freddie Mac 4.50% 2041	5,118	5,484
Freddie Mac 4.50% 2041	4,930	5,278
Freddie Mac 4.50% 2041	4,328	4,632
Freddie Mac 5.00% 2041	267	291
Freddie Mac 4.50% 2042	7,728	8,259
Freddie Mac 4.50% 2042	4,996	5,338
Government National Mortgage Assn. 10.00% 2021	383	421
Government National Mortgage Assn. 10.00% 2025	360	416
Government National Mortgage Assn. 4.50% 2041	2,613	2,842
Government National Mortgage Assn. 4.00% 2043	65,928	70,428
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	9,956	11,010
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[6]	24,700	26,183
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[6]	27,410	29,851
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[5]	24,000	25,515
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 5.997% 2051[6]	20,950	23,497
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[6]	19,446	21,163
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6]	19,050	20,708
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	19,000	20,499
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.706% 2049[6]	15,450	17,342
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[6]	14,700	16,144
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-M, 5.343% 2039	15,020	16,049
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.925% 2051[6]	14,300	16,019
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[6]	7,520	7,531
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-M, 5.277% 2037[6]	7,000	7,442
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[7] (continued)	(000)	(000)

Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	$13,250	$ 14,555
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[6]	13,000	14,545
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.28% 2044[6]	13,000	13,965
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.893% 2049[6]	11,290	12,726
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 2030[6]	11,422	12,128
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6]	10,035	11,125
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,092
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.614% 2049[6]	10,000	10,746
Bank of Montreal 2.85% 2015[5]	10,000	10,385
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[5]	10,000	10,375
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.31% 2045[6]	9,784	9,816
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	8,000	8,893
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[6]	7,879	8,718
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	7,675	8,547
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[5]	7,500	7,857
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	8,526	7,811
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.828% 2038[6]	6,925	7,619
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[5]	7,218	7,611
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 4.546% 2036[6]	8,311	7,127
Commonwealth Bank of Australia 0.75% 2016[5]	7,000	7,002
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.219% 2044[6]	5,500	5,868
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.559% 2049[6]	5,000	5,579
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	5,000	5,559
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.13% 2036[6]	6,263	5,287
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[6]	3,000	3,189
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.223% 2045[6]	2,084	2,082
National Australia Bank 1.25% 2018[5]	5,000	4,947
Freddie Mac, Series 2013-DN1, Class M-1, 3.579% 2023[6]	4,717	4,888
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.852% 2050[6]	3,460	3,880
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 4.89% 2047[6]	5,280	3,783
Commercial Mortgage Trust, Series 2013-LC13, Class A-5, 4.205% 2046	2,865	3,032
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	2,939	2,955
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	2,550	2,592
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 2046	2,226	2,382
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	1,980	1,998
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,698	1,781
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	709	717
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	503	504
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	143	145
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.637% 2031[5,6]	6,597	32
		1,753,823
Energy 1.81%

Transocean Inc. 5.05% 2016	22,500	24,800
Transocean Inc. 2.50% 2017	2,080	2,101
Transocean Inc. 6.375% 2021	55,990	63,161
Transocean Inc. 3.80% 2022	7,240	6,940
Kinder Morgan Energy Partners, LP 3.50% 2016	33,300	35,077
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,898
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	2,140
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,373
Kinder Morgan Energy Partners, LP 3.45% 2023	15,000	14,249
Kinder Morgan Energy Partners, LP 3.50% 2023	6,250	5,928
Kinder Morgan Energy Partners, LP 6.95% 2038	750	882
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Kinder Morgan Energy Partners, LP 5.00% 2043	$20,000	$18,926
TransCanada PipeLines Ltd. 7.625% 2039	10,750	14,603
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[6]	61,150	63,543
Anadarko Petroleum Corp. 5.95% 2016	10,500	11,869
Anadarko Petroleum Corp. 6.375% 2017	13,500	15,792
Anadarko Petroleum Corp. 8.70% 2019	32,880	42,716
Anadarko Petroleum Corp. 6.20% 2040	500	580
Peabody Energy Corp. 6.00% 2018	40,345	42,766
Peabody Energy Corp. 6.25% 2021	23,200	24,070
NGPL PipeCo LLC 7.119% 2017[5]	15,200	14,440
NGPL PipeCo LLC 9.625% 2019[5]	45,305	45,532
CONSOL Energy Inc. 8.00% 2017	6,750	7,180
CONSOL Energy Inc. 8.25% 2020	46,251	50,818
Alpha Natural Resources, Inc. 9.75% 2018	27,265	28,219
Alpha Natural Resources, Inc. 6.00% 2019	13,310	11,513
Alpha Natural Resources, Inc. 6.25% 2021	20,635	17,591
Enbridge Inc. 5.60% 2017	20,067	22,483
Enbridge Inc. 4.00% 2023	33,000	33,584
Petrobras Global Finance Co. 3.00% 2019	2,760	2,632
Petrobras International Finance Co. 5.75% 2020	6,535	6,933
Petrobras International Finance Co. 5.375% 2021	31,695	32,375
Petrobras Global Finance Co. 4.375% 2023	5,000	4,669
Petrobras International Finance Co. 6.75% 2041	580	576
Petrobras Global Finance Co. 5.625% 2043	1,410	1,212
Ras Laffan Liquefied Natural Gas III 5.50% 2014[5]	2,400	2,502
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,780
Ras Laffan Liquefied Natural Gas III 6.75% 2019[5]	1,000	1,195
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5,7]	22,140	24,089
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,7]	10,325	11,203
Spectra Energy Partners, LP 2.95% 2016	3,750	3,884
Spectra Energy Partners 4.60% 2021	15,730	16,636
Spectra Energy Partners, LP 4.75% 2024	18,460	19,439
Spectra Energy Partners, LP 5.95% 2043	3,100	3,392
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	6,093
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,788
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,238
Enbridge Energy Partners, LP 5.50% 2040	16,200	16,210
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[5,7]	1,721	1,819
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[5,7]	39,435	41,210
Total Capital SA 3.00% 2015	10,000	10,411
Total Capital International 1.55% 2017	20,000	20,219
Total Capital International 2.125% 2018	6,500	6,595
Total Capital International 3.70% 2024	5,000	5,104
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,352
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	41,015	36,383
Chevron Corp. 1.104% 2017	3,435	3,403
Chevron Corp. 2.355% 2022	22,950	21,408
Chevron Corp. 3.191% 2023	15,600	15,468
StatoilHydro ASA 3.875% 2014	10,000	10,158
StatoilHydro ASA 1.80% 2016	10,000	10,269
Statoil ASA 3.125% 2017	10,000	10,652
StatoilHydro ASA 5.25% 2019	2,000	2,306
Statoil ASA 3.15% 2022	150	149
StatoilHydro ASA 2.65% 2024	4,000	3,732
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Statoil ASA 4.25% 2041	$ 3,000	$ 2,865
Laredo Petroleum, Inc. 9.50% 2019	34,200	38,390
Arch Coal, Inc. 7.00% 2019	27,575	21,646
Arch Coal, Inc. 7.25% 2021	18,675	14,380
Enterprise Products Operating LLC 5.20% 2020	5,500	6,197
Enterprise Products Operating LLC 3.35% 2023	26,420	25,543
Enterprise Products Operating LLC 4.85% 2044	250	241
PDC Energy Inc. 7.75% 2022	25,975	28,313
Williams Partners L.P. 4.125% 2020	6,500	6,709
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	1,960	2,148
Williams Partners L.P. 4.00% 2021	11,820	11,841
Williams Partners L.P. 3.35% 2022	5,000	4,728
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	11,800	12,714
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,875	10,902
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[5,7]	22,396	23,236
Sabine Pass Liquefaction, LLC 5.625% 2021[5]	22,150	22,482
Cenovus Energy Inc. 3.00% 2022	5,970	5,692
Cenovus Energy Inc. 3.80% 2023	12,500	12,577
Cenovus Energy Inc. 6.75% 2039	2,500	3,039
Samson Investment Co., Term Loan B, 6.00% 2018[6,7,8]	1,450	1,465
Samson Investment Co. 10.25% 2020[5]	18,210	19,758
Shell International Finance BV 4.00% 2014	20,000	20,279
Woodside Finance Ltd. 4.60% 2021[5]	18,935	20,270
Petróleos Mexicanos 3.50% 2018	14,280	14,637
Petróleos Mexicanos 5.50% 2021	3,165	3,466
Petróleos Mexicanos 4.875% 2022	435	453
Petróleos Mexicanos 4.875% 2024	1,270	1,299
Gaz Capital SA, Series 7, 6.212% 2016	5,600	6,178
Gazprom OJSC 3.85% 2020[5]	2,750	2,695
Gazprom OJSC, Series 9, 6.51% 2022	2,000	2,205
Gazprom OJSC 6.51% 2022[5]	500	551
Gazprom OJSC 4.95% 2028[5]	3,000	2,730
Gazprom OJSC 7.288% 2037[5]	4,650	5,185
Energy Transfer Partners, L.P. 7.50% 2020	15,650	18,154
Devon Energy Corp. 3.25% 2022	15,250	14,835
Devon Energy Corp. 4.75% 2042	1,700	1,612
Denbury Resources Inc. 4.625% 2023	17,250	15,999
MarkWest Energy Partners, LP 4.50% 2023	12,500	12,187
MarkWest Energy Partners, LP 5.50% 2023	3,000	3,120
Apache Corp. 2.625% 2023	14,000	13,071
Apache Corp. 4.25% 2044	2,375	2,159
Teekay Corp. 8.50% 2020	13,769	15,008
BG Energy Capital PLC 2.50% 2015[5]	7,000	7,243
BG Energy Capital PLC 2.875% 2016[5]	7,395	7,758
Reliance Holdings Ltd. 4.50% 2020	10,000	10,135
Reliance Holdings Ltd. 4.50% 2020[5]	1,260	1,277
Reliance Holdings Ltd. 5.40% 2022[5]	3,500	3,583
Halliburton Co. 2.00% 2018	14,000	14,067
Canadian Natural Resources Ltd. 5.70% 2017	7,350	8,352
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,179
Oasis Petroleum Inc. 6.875% 2022[5]	8,000	8,680
Kinder Morgan Energy Partners, LP 5.00% 2021[5]	7,775	7,775
Diamond Offshore Drilling, Inc. 4.875% 2043	5,850	5,899
CNOOC Finance (2013) Ltd. 3.00% 2023	5,150	4,698
Bonds, notes & other debt instruments
	Principal amount	Value
Energy (continued)	(000)	(000)

Ecopetrol SA 7.625% 2019	$ 450	$ 544
Ecopetrol SA 5.875% 2023	3,750	4,080
Transportadora de Gas Peru SA 4.25% 2028[5]	4,425	4,024
Harvest Operations Corp. 2.125% 2018[5]	2,555	2,499
Bonanza Creek Energy, Inc. 6.75% 2021	2,200	2,343
Western Gas Partners LP 4.00% 2022	1,925	1,914
Transportadora de Gas Internacional 5.70% 2022[5]	850	890
Access Midstream Partners, L.P. 5.875% 2021	650	700
		1,567,857
Industrials 1.66%

General Electric Co. 0.85% 2015	10,000	10,044
General Electric Capital Corp., Series A, 2.25% 2015	12,000	12,348
General Electric Capital Corp. 2.95% 2016	4,650	4,879
General Electric Capital Corp., Series A, 6.00% 2019	9,000	10,661
General Electric Co. 2.70% 2022	950	913
General Electric Capital Corp. 3.10% 2023	15,050	14,530
General Electric Co. 4.125% 2042	11,000	10,193
General Electric Capital Corp., Series C, junior subordinated 5.25% (undated)[6]	25,800	24,704
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	50,000	52,342
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[6]	112,300	125,419
US Investigations Services, Inc., Term Loan B, 5.00% 2015[6,7,8]	14,399	14,291
US Investigations Services, Inc., Term Loan D, 7.75% 2015[6,7,8]	18,652	18,512
US Investigations Services, Inc. 10.50% 2015[5]	49,850	42,123
US Investigations Services, Inc. 11.75% 2016[5]	19,814	13,870
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	79,655	85,330
Ply Gem Industries, Inc. 9.375% 2017	5,402	5,821
Ply Gem Industries, Inc. 8.25% 2018	73,543	79,059
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	20,085	21,160
Navios Maritime Holdings Inc. 8.875% 2017	10,305	10,833
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	15,185	15,489
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.125% 2021[5]	22,000	22,330
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[7]	833	867
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[7]	2,194	2,353
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	435	468
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[7]	66	70
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	5,148	5,473
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	2,225	2,385
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[3,7,9]	2,421	—
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	246	255
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	12,068	13,195
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[7]	255	265
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[7]	472	516
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[5,7]	4,287	4,480
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[7]	801	823
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	3,579	3,924
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	10,510	10,898
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	2,715	3,049
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	5,040	5,761
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	261	273
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[7]	7,023	7,401
Nortek Inc. 10.00% 2018	22,255	24,647
Nortek Inc. 8.50% 2021	33,565	36,963
DAE Aviation Holdings, Inc. 11.25% 2015[5]	1,786	1,799
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials (continued)	(000)	(000)

DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[6,7,8]	$37,261	$37,564
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[6,7,8]	16,892	17,029
JELD-WEN Escrow Corp. 12.25% 2017[5]	45,670	52,406
BE Aerospace, Inc. 5.25% 2022	49,405	51,011
Northwest Airlines, Inc., Term Loan B, 3.75% 2013[6,7,8]	1,556	1,509
Northwest Airlines, Inc., Term Loan A, 2.00% 2018[6,7,8]	40,201	37,387
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	5,195	5,754
TransDigm Inc. 7.75% 2018	17,395	18,787
TransDigm Inc. 5.50% 2020	22,000	22,275
HD Supply, Inc. 11.50% 2020	28,755	34,758
Euramax International, Inc. 9.50% 2016	31,755	31,596
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,095
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	16,250	16,006
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[5]	14,035	14,456
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[6,7,8]	30,900	31,235
R.R. Donnelley & Sons Co. 7.25% 2018[2]	11,400	12,910
R.R. Donnelley & Sons Co. 7.00% 2022[2]	16,735	17,823
Burlington Northern Santa Fe LLC 7.00% 2014	13,885	14,100
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,390
Burlington Northern Santa Fe LLC 3.00% 2023	4,580	4,337
Burlington Northern Santa Fe LLC 5.15% 2043	2,750	2,841
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[5,7]	25,350	26,269
Union Pacific Corp. 5.125% 2014	15,325	15,526
Union Pacific Corp. 3.646% 2024[5]	9,310	9,391
ARAMARK Corp., Term Loan D, 4.00% 2019[6,7,8]	19,000	19,083
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[5]	18,050	18,998
Esterline Technologies Corp. 7.00% 2020	16,590	18,125
United Technologies Corp. 1.80% 2017	4,640	4,733
United Technologies Corp. 3.10% 2022	4,900	4,848
United Technologies Corp. 4.50% 2042	5,965	5,903
TRAC Intermodal 11.00% 2019	12,225	13,967
Honeywell International Inc. 3.875% 2014	13,605	13,740
Builders Firstsource 7.625% 2021[5]	12,995	13,547
Gardner Denver, Inc. Term Loan B, 4.25% 2020[6,7,8]	13,000	13,021
Florida East Coast Railway Corp. 8.125% 2017	12,075	12,769
CNH Capital LLC 3.25% 2017[5]	11,500	11,644
Watco Companies 6.375% 2023[5]	10,670	10,617
Norfolk Southern Corp. 5.75% 2016	6,710	7,407
Norfolk Southern Corp. 5.75% 2018	2,000	2,314
Volvo Treasury AB 5.95% 2015[5]	8,835	9,409
Atlas Copco AB 5.60% 2017[5]	7,405	8,356
CEVA Group PLC 11.625% 2016[5]	3,725	3,948
CEVA Group PLC 8.375% 2017[5]	1,743	1,813
Safway Group Holding 7.00% 2018[5]	5,500	5,720
European Aeronautic Defence and Space Company 2.70% 2023[5]	6,000	5,629
ERAC USA Finance Co. 5.25% 2020[5]	5,000	5,590
Canadian National Railway Co. 1.45% 2016	5,010	5,067
ADS Waste Escrow 8.25% 2020[5]	4,675	4,932
CSX Corp. 6.25% 2015	3,460	3,725
HDTFS Inc. 5.875% 2020	3,000	3,172
Iron Mountain Inc. 6.00% 2023[2]	950	971
Iron Mountain Inc. 5.75% 2024[2]	2,175	2,088
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,006
ABB Finance (USA) Inc. 2.875% 2022	1,000	975
Bonds, notes & other debt instruments
	Principal amount	Value
Industrials (continued)	(000)	(000)

BakerCorp International, Inc. 8.25% 2019	$ 2,000	$ 1,953
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 0.023% 2014[6,7,8]	3,054	1,665
Odebrecht Finance Ltd 7.125% 2042[5]	1,450	1,428
		1,442,334
Health care 1.50%

Kinetic Concepts, Inc., Term Loan D1, 4.50% 2018[6,7,8]	8,320	8,398
Kinetic Concepts, Inc. 10.50% 2018	64,442	72,699
Kinetic Concepts, Inc. 12.50% 2019	24,950	27,133
inVentiv Health Inc. 9.00% 2018[5]	35,035	36,874
inVentiv Health Inc. 11.00% 2018[5]	53,835	46,500
inVentiv Health Inc. 11.00% 2018[5]	22,915	19,936
VPI Escrow Corp. 6.75% 2018[5]	26,700	29,370
VPI Escrow Corp. 6.375% 2020[5]	34,355	36,846
VPI Escrow Corp. 7.50% 2021[5]	18,785	20,945
Tenet Healthcare Corp. 4.75% 2020	8,060	8,040
Tenet Healthcare Corp. 6.00% 2020[5]	40,255	42,645
Tenet Healthcare Corp. 4.375% 2021[5]	1,035	995
Tenet Healthcare Corp. 4.50% 2021	7,040	6,855
Tenet Healthcare Corp. 8.125% 2022[5]	8,200	9,000
Express Scripts Inc. 2.75% 2014	1,000	1,022
Medco Health Solutions, Inc. 2.75% 2015	6,305	6,511
Express Scripts Inc. 3.125% 2016	23,564	24,742
Express Scripts Inc. 2.65% 2017	2,595	2,695
Express Scripts Inc. 7.25% 2019	8,985	11,072
Express Scripts Inc. 4.75% 2021	1,000	1,081
Express Scripts Inc. 3.90% 2022	9,500	9,754
Express Scripts Inc. 6.125% 2041	1,750	2,020
Amgen Inc. 2.50% 2016	9,990	10,371
Amgen Inc. 3.875% 2021	12,835	13,308
Amgen Inc. 5.375% 2043	33,450	34,860
HCA Inc. 6.375% 2015	7,400	7,835
HCA Inc., Term Loan B5, 2.998% 2017[6,7,8]	6,292	6,313
HCA Inc. 6.50% 2020	22,595	25,193
HCA Inc. 5.875% 2023	12,735	12,862
DJO Finance LLC 9.75% 2017	10,603	10,815
DJO Finance LLC 7.75% 2018	8,800	8,932
DJO Finance LLC 8.75% 2018	18,175	19,993
DJO Finance LLC 9.875% 2018	6,360	6,853
VWR Funding, Inc. 7.25% 2017	41,695	44,614
Select Medical Holdings Corp. 6.375% 2021	43,230	41,933
Humana Inc. 4.625% 2042	45,000	41,172
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[2,3,6,7,8]	12,100	12,100
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[2,3,6,7,8]	9,200	9,200
Rotech Healthcare Inc., Term Loan, 13.00% 2020[2,3,6,7,8]	17,100	17,100
Symbion Inc. 8.00% 2016	32,230	34,325
Quintiles, Term Loan B-2, 4.00% 2018[6,7,8]	33,294	33,336
Patheon Inc., Term Loan B1, 7.25% 2018[6,7,8]	31,764	32,360
Novartis Capital Corp. 4.125% 2014	17,250	17,415
Novartis Capital Corp. 2.90% 2015	14,000	14,529
INC Research LLC 11.50% 2019[5]	29,160	31,930
Boston Scientific Corp. 6.40% 2016	21,735	24,366
Boston Scientific Corp. 6.00% 2020	5,375	6,272
Bonds, notes & other debt instruments
	Principal amount	Value
Health care (continued)	(000)	(000)

AbbVie Inc. 2.90% 2022	$ 8,625	$ 8,245
AbbVie Inc. 4.40% 2042	19,270	18,228
Cardinal Health, Inc. 4.00% 2015	3,000	3,155
Cardinal Health, Inc. 5.80% 2016	10,000	11,298
Cardinal Health, Inc. 1.90% 2017	740	748
Cardinal Health, Inc. 1.70% 2018	9,125	8,954
Cardinal Health, Inc. 3.20% 2023	1,745	1,660
Roche Holdings, Inc. 6.00% 2019[5]	12,983	15,546
Roche Holdings, Inc. 7.00% 2039[5]	7,500	10,163
Centene Corp. 5.75% 2017	23,240	24,925
Grifols Inc. 8.25% 2018	21,643	23,347
Coventry Health Care, Inc. 6.30% 2014	8,370	8,731
Aetna Inc. 1.50% 2017	1,335	1,324
Aetna Inc. 2.75% 2022	13,000	12,170
UnitedHealth Group Inc. 6.00% 2017	12,430	14,378
UnitedHealth Group Inc. 1.625% 2019	4,500	4,380
UnitedHealth Group Inc. 2.75% 2023	660	621
UnitedHealth Group Inc. 2.875% 2023	1,500	1,425
Gilead Sciences, Inc. 3.05% 2016	10,265	10,860
Gilead Sciences, Inc. 4.40% 2021	7,510	8,122
Gilead Sciences, Inc. 5.65% 2041	465	526
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[6,7,8]	15,430	15,623
PRA Holdings, Inc. 9.50% 2023[5]	14,435	15,301
Baxter International Inc. 1.85% 2018	5,180	5,198
Baxter International Inc. 3.20% 2023	9,000	8,872
McKesson Corp. 0.95% 2015	1,135	1,136
McKesson Corp. 3.25% 2016	7,525	7,891
McKesson Corp. 1.40% 2018	745	726
McKesson Corp. 4.75% 2021	3,475	3,790
GlaxoSmithKline Capital Inc. 1.50% 2017	10,160	10,264
GlaxoSmithKline Capital Inc. 4.20% 2043	3,250	3,084
Merck & Co., Inc. 1.10% 2018	6,710	6,613
Merck & Co., Inc. 2.80% 2023	3,500	3,351
Merck & Co., Inc. 4.15% 2043	3,250	3,057
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	13,420	12,822
Multiplan Inc. 9.875% 2018[5]	11,200	12,432
HealthSouth Corp. 5.75% 2024	12,457	12,426
Surgical Care Affiliates, Inc. 10.00% 2017[5]	9,500	9,880
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	2,450	2,628
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	6,350	6,802
Apria Healthcare Group Inc., Term Loan B, 6.75% 2020[6,7,8]	9,172	9,285
IMS Health Inc. 7.375% 2018[5,11]	7,320	7,604
ConvaTec Finance International SA 8.25% 2019[5,11]	7,350	7,598
DENTSPLY International Inc. 2.75% 2016	5,620	5,788
WellPoint, Inc. 2.30% 2018	1,370	1,377
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	981
		1,306,455
Materials 1.06%

FMG Resources 7.00% 2015[5]	10,150	10,550
FMG Resources 6.375% 2016[5]	3,000	3,135
FMG Resources 6.00% 2017[5]	56,380	59,199
FMG Resources 6.875% 2018[5]	38,835	41,311
FMG Resources 8.25% 2019[5]	16,575	18,481
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

FMG Resources 6.875% 2022[5]	$11,725	$12,516
ArcelorMittal 4.25% 2015[6]	4,000	4,145
ArcelorMittal 5.00% 2017[6]	15,680	16,640
ArcelorMittal 6.00% 2021[6]	7,430	7,829
ArcelorMittal 6.75% 2022[6]	33,295	36,375
ArcelorMittal 7.25% 2041[6]	54,296	52,531
Xstrata Canada Financial Corp. 2.85% 2014[5]	5,000	5,076
Glencore Xstrata LLC 1.70% 2016[5]	3,000	2,989
Xstrata Canada Financial Corp. 2.70% 2017[5,6]	7,500	7,541
Xstrata Canada Financial Corp. 3.60% 2017[5]	5,000	5,211
Glencore Xstrata LLC 1.604% 2019[5,6]	3,000	2,901
Glencore Xstrata LLC 2.50% 2019[5]	10,000	9,633
Xstrata Canada Financial Corp. 4.95% 2021[5]	11,500	11,765
Xstrata Canada Financial Corp. 4.25% 2022[5,6]	2,000	1,943
Glencore Xstrata LLC 4.125% 2023[5]	35,865	34,146
Xstrata Canada Financial Corp. 5.55% 2042[5,6]	7,750	7,130
Inmet Mining Corp. 8.75% 2020[5]	52,272	58,022
Inmet Mining Corp. 7.50% 2021[5]	25,260	26,902
Reynolds Group Inc. 7.125% 2019	8,000	8,580
Reynolds Group Inc. 7.875% 2019	1,555	1,726
Reynolds Group Inc. 9.875% 2019	3,225	3,584
Reynolds Group Inc. 5.75% 2020	62,995	65,357
BHP Billiton Finance (USA) Ltd. 5.50% 2014	11,730	11,981
BHP Billiton Finance (USA) Ltd. 3.85% 2023	11,025	11,212
BHP Billiton Finance (USA) Ltd. 5.00% 2043	17,690	18,233
Rio Tinto Finance (USA) Ltd. 8.95% 2014	2,500	2,602
Rio Tinto Finance (USA) Ltd. 1.375% 2016	3,000	3,020
Rio Tinto Finance (USA) Ltd. 2.25% 2016	9,000	9,255
Rio Tinto Finance (USA) Ltd. 1.625% 2017	8,500	8,488
Rio Tinto Finance (USA) Ltd. 2.25% 2018	10,580	10,624
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,000	3,933
Rio Tinto Finance (USA) Ltd. 2.875% 2022	2,000	1,879
Cliffs Natural Resources Inc. 3.95% 2018[2]	3,250	3,293
Cliffs Natural Resources Inc. 4.875% 2021[2]	29,027	28,585
Cliffs Natural Resources Inc. 6.25% 2040[2]	1,000	894
Ryerson Inc. 9.00% 2017	18,800	19,740
Ryerson Inc. 11.25% 2018	10,975	11,524
Walter Energy, Inc. 9.50% 2019[5]	12,725	13,473
Walter Energy, Inc. 9.875% 2020[5]	14,075	12,562
JMC Steel Group Inc. 8.25% 2018[5]	25,628	25,532
Teck Resources Ltd. 4.75% 2022	5,745	5,825
Teck Resources Ltd. 6.25% 2041	1,750	1,737
Teck Resources Ltd. 5.20% 2042	7,315	6,454
Teck Resources Ltd. 5.40% 2043	9,935	9,149
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV), Term Loan B, 4.75% 2020[6,7,8]	12,164	12,306
U.S. Coatings Acquisition Inc. (Flash Dutch 2 BV) 7.375% 2021[5]	7,310	7,803
Ball Corp. 5.75% 2021	8,615	9,143
Ball Corp. 5.00% 2022	4,915	4,976
Ball Corp. 4.00% 2023	4,140	3,835
Newcrest Finance Pty Ltd. 4.45% 2021[5]	11,165	9,578
Newcrest Finance Pty Ltd. 4.20% 2022[5]	9,920	8,233
Newpage Corp., Term Loan B, 7.75% 2018[6,7,8]	15,825	16,116
Holcim Ltd. 6.00% 2019[5]	1,607	1,840
Holcim Ltd. 5.15% 2023[5]	10,000	10,584
Bonds, notes & other debt instruments
	Principal amount	Value
Materials (continued)	(000)	(000)

Georgia Gulf Corp. 4.625% 2021[5]	$ 9,625	$ 9,348
Georgia Gulf Corp. 4.875% 2023[5]	2,400	2,310
LSB Industries, Inc. 7.75% 2019[5]	10,640	11,358
Ecolab Inc. 3.00% 2016	7,455	7,853
Ecolab Inc. 4.35% 2021	1,000	1,063
Ecolab Inc. 5.50% 2041	750	829
OMNOVA Solutions Inc. 7.875% 2018	8,500	9,116
Crown Holdings, Inc. 4.50% 2023[5]	9,070	8,549
PQ Corp. 8.75% 2018[5]	7,700	8,374
Smurfit Capital Funding PLC 7.50% 2025	7,125	7,873
International Paper Co. 7.30% 2039	5,615	7,028
Taminco Global Chemical Corp. 9.75% 2020[5]	4,940	5,632
Dow Chemical Co. 5.25% 2041	4,000	4,067
Graphic Packaging International, Inc. 4.75% 2021	3,550	3,523
Caraustar, Term Loan, 7.50% 2019[6,7,8]	3,068	3,132
Consolidated Minerals Ltd. 8.875% 2016[5]	2,960	3,012
Arbermarle Corp. 5.10% 2015	2,570	2,699
Packaging Dynamics Corp. 8.75% 2016[5]	2,305	2,389
Ardagh Packaging Finance 4.875% 2022[5]	1,205	1,190
Praxair, Inc. 4.375% 2014	1,000	1,016
		919,988
Information technology 0.98%

First Data Corp., Term Loan 1L, 4.17% 2017[6,7,8]	20,072	20,142
First Data Corp. 7.375% 2019[5]	28,325	30,626
First Data Corp. 6.75% 2020[5]	16,450	17,499
First Data Corp. 8.25% 2021[5]	19,000	20,330
First Data Corp. 11.75% 2021[5]	159,020	162,598
First Data Corp. 12.625% 2021	43,714	50,653
First Data Corp. 8.75% 2022[5,6,11]	77,616	83,243
SRA International, Inc., Term Loan B, 6.50% 2018[6,7,8]	70,195	69,142
SRA International, Inc. 11.00% 2019	58,195	61,250
Freescale Semiconductor, Inc. 10.125% 2016	4,500	4,624
Freescale Semiconductor, Inc. 9.25% 2018[5]	11,525	12,519
Freescale Semiconductor, Inc. 5.00% 2021[5]	44,565	43,451
Freescale Semiconductor, Inc. 6.00% 2022[5]	8,000	8,110
SunGard Data Systems Inc. 7.375% 2018	32,050	34,053
SunGard Data Systems Inc. 7.625% 2020	26,540	29,028
International Business Machines Corp. 1.95% 2016	10,000	10,326
International Business Machines Corp. 2.00% 2016	35,000	35,997
International Business Machines Corp. 1.625% 2020	4,000	3,778
International Business Machines Corp. 3.375% 2023	2,000	2,000
Jabil Circuit, Inc. 8.25% 2018	20,925	24,849
Jabil Circuit, Inc. 5.625% 2020	10,650	11,236
Lawson Software, Inc. 9.375% 2019	25,800	29,283
Ceridian Corp. 11.25% 2015	15,000	15,169
Alcatel-Lucent USA Inc. 8.875% 2020[5]	11,575	12,573
Hughes Satellite Systems Corp. 6.50% 2019	9,550	10,290
Hughes Satellite Systems Corp. 7.625% 2021	1,175	1,293
Serena Software, Inc. 10.375% 2016	10,776	10,857
BMC Software, Inc., Term Loan B, 5.00% 2020[6,7,8]	10,000	10,115
Xerox Corp. 6.40% 2016	768	854
Xerox Corp. 2.95% 2017	7,940	8,183
Xerox Corp. 6.75% 2017	360	413
Bonds, notes & other debt instruments
	Principal amount	Value
Information technology (continued)	(000)	(000)

NXP BV and NXP Funding LLC 3.75% 2018[5]	$ 7,100	$ 7,153
Oracle Corp. 2.375% 2019	4,000	4,067
Oracle Corp 3.625% 2023	2,285	2,309
Samsung Electronics America, Inc. 1.75% 2017[5]	3,500	3,544
Compucom Systems Inc., 7.00% 2021[5]	1,425	1,411
		852,968
Consumer staples 0.78%

Altria Group, Inc. 9.70% 2018	6,081	8,172
Altria Group, Inc. 9.25% 2019	18,542	24,770
Altria Group, Inc. 4.75% 2021	2,500	2,697
Altria Group, Inc. 4.00% 2024	2,600	2,614
Altria Group, Inc. 9.95% 2038	23,500	36,791
Altria Group, Inc. 4.25% 2042	23,000	19,680
Altria Group, Inc. 4.50% 2043	22,000	19,553
Altria Group, Inc. 5.375% 2044	12,000	12,177
Anheuser-Busch InBev NV 3.625% 2015	21,000	21,958
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,431
Anheuser-Busch InBev NV 1.375% 2017	7,500	7,514
Anheuser-Busch InBev NV 7.75% 2019	25,000	31,686
Coca-Cola Co. 1.50% 2015	10,590	10,799
Coca-Cola Co. 1.80% 2016	10,000	10,295
Coca-Cola Co. 1.65% 2018	5,000	4,995
Coca-Cola Co. 2.45% 2020	5,000	4,977
Coca-Cola Co. 3.20% 2023	17,925	17,858
Kraft Foods Inc. 2.25% 2017	3,500	3,585
Kraft Foods Inc. 5.375% 2020	4,712	5,403
Kraft Foods Inc. 3.50% 2022	1,300	1,295
Kraft Foods Inc. 5.00% 2042	32,000	32,266
SABMiller Holdings Inc. 2.20% 2018[5]	12,200	12,201
SABMiller Holdings Inc. 3.75% 2022[5]	20,000	20,534
SABMiller Holdings Inc. 4.95% 2042[5]	7,000	7,177
Pernod Ricard SA 2.95% 2017[5]	23,000	24,012
Pernod Ricard SA 4.45% 2022[5]	8,500	8,798
Pernod Ricard SA 5.50% 2042[5]	3,000	3,143
Constellation Brands, Inc. 8.375% 2014	2,175	2,352
Constellation Brands, Inc. 7.25% 2017	16,425	19,197
Constellation Brands, Inc. 3.75% 2021	1,750	1,682
Constellation Brands, Inc. 6.00% 2022	2,825	3,093
Constellation Brands, Inc. 4.25% 2023	8,250	7,930
Wal-Mart Stores, Inc. 2.875% 2015	10,000	10,358
Wal-Mart Stores, Inc. 2.80% 2016	10,000	10,522
Wal-Mart Stores, Inc. 2.55% 2023	3,250	3,055
Wal-Mart Stores, Inc. 4.75% 2043	2,750	2,809
Reynolds American Inc. 3.25% 2022	11,150	10,553
Reynolds American Inc. 4.85% 2023	9,535	10,107
Reynolds American Inc. 4.75% 2042	3,000	2,718
Reynolds American Inc. 6.15% 2043	2,500	2,731
WM. Wrigley Jr. Co 2.40% 2018[5]	1,200	1,214
WM. Wrigley Jr. Co 3.375% 2020[5]	21,500	21,980
Rite Aid Corp. 10.25% 2019	10,090	11,389
Rite Aid Corp. 8.00% 2020	8,000	9,010
Procter & Gamble Co. 3.50% 2015	17,250	17,917
Unilever Capital Corp. 3.65% 2014	17,500	17,659
Bonds, notes & other debt instruments
	Principal amount	Value
Consumer staples (continued)	(000)	(000)

Imperial Tobacco Finance PLC 2.05% 2018[5]	$ 5,000	$ 4,944
Imperial Tobacco Finance PLC 3.50% 2023[5]	12,500	11,960
PepsiCo, Inc. 3.10% 2015	10,000	10,306
PepsiCo, Inc. 2.50% 2016	5,000	5,209
ConAgra Foods, Inc. 1.90% 2018	3,750	3,727
ConAgra Foods, Inc. 3.20% 2023	11,580	11,066
British American Tobacco International Finance PLC 2.125% 2017[5]	2,000	2,043
British American Tobacco International Finance PLC 9.50% 2018[5]	8,705	11,708
Tyson Foods, Inc. 6.60% 2016[6]	11,500	12,918
Diageo Capital PLC 5.50% 2016	11,161	12,572
Stater Bros. Holdings Inc. 7.75% 2015	11,325	11,396
Kimberly-Clark Corp. 7.50% 2018	9,000	11,353
Smithfield Foods, Inc. 7.75% 2017	2,000	2,335
Smithfield Foods, Inc. 5.25% 2018[5]	1,500	1,571
Smithfield Foods, Inc. 5.875% 2021[5]	3,250	3,404
Smithfield Foods, Inc. 6.625% 2022	3,400	3,596
Kraft Foods Inc. 6.125% 2018	2,500	2,905
Kraft Foods Inc. 5.375% 2020	5,479	6,226
Del Monte Corp. 7.625% 2019	6,125	6,408
Brasil Foods SA 5.875% 2022[5]	3,250	3,388
Brasil Foods SA 5.875% 2022	1,500	1,564
TreeHouse Foods, Inc. 7.75% 2018	3,100	3,286
		675,542
Utilities 0.63%

Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	33,359
CMS Energy Corp. 8.75% 2019	695	897
CMS Energy Corp. 6.25% 2020	20,360	23,728
CMS Energy Corp. 5.05% 2022	13,212	14,391
Electricité de France SA 5.50% 2014[5]	17,000	17,192
Electricité de France SA 6.95% 2039[5]	8,000	10,026
Electricité de France SA 5.25% (undated)[5,6]	25,505	25,117
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	10,039	11,195
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	14,839	18,462
NV Energy, Inc 6.25% 2020	17,500	20,446
FirstEnergy Corp., Series A, 2.75% 2018	10,600	10,397
FirstEnergy Corp., Series B, 4.25% 2023	34,965	32,664
AES Corp. 7.75% 2015	10,000	11,175
AES Corp. 8.00% 2017	4,000	4,730
AES Corp. 8.00% 2020	7,000	8,208
AES Corp. 7.375% 2021	10,125	11,517
MidAmerican Energy Co. 5.95% 2017	10,625	12,329
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	6,429
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	11,655
MidAmerican Energy Holdings Co. 5.95% 2037	3,375	3,783
Progress Energy, Inc. 7.00% 2031	3,000	3,672
Progress Energy, Inc. 7.75% 2031	3,000	3,897
Duke Energy Indiana, Inc. 4.90% 2043	17,000	17,834
NRG Energy, Inc. 8.25% 2020	3,850	4,312
NRG Energy, Inc. 6.625% 2023	18,300	19,009
TXU, Term Loan, 3.674% 2014[6,7,8]	3,000	2,018
TXU, Term Loan, 4.674% 2017[6,7,8]	26,204	17,546
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[5]	2,150	1,543
E.ON International Finance BV 5.80% 2018[5]	17,000	19,810
Bonds, notes & other debt instruments
	Principal amount	Value
Utilities (continued)	(000)	(000)

Enel Finance International SA 6.00% 2039[5]	$ 3,000	$ 2,891
Enel Società per Azioni 8.75% 2073[5]	15,000	16,329
Xcel Energy Inc. 4.70% 2020	4,657	5,160
Public Service Co. of Colorado 2.50% 2023	4,318	4,050
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	10,071	9,504
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	37	48
CenterPoint Energy Resources Corp. 4.50% 2021	16,130	17,604
American Electric Power Co. 1.65% 2017	2,295	2,269
American Electric Power Co. 2.95% 2022	16,085	15,071
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	10,000	11,425
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[5]	4,000	4,570
Eskom Holdings Ltd. 5.75% 2021[5]	6,820	6,939
Eskom Holdings SOC Ltd. 6.75% 2023[5]	5,000	5,202
Midwest Generation, LLC, Series B, 8.56% 2016[7,9]	9,761	11,274
Entergy Corp. 4.70% 2017	8,000	8,600
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	8,250	8,304
Teco Finance, Inc. 5.15% 2020	5,731	6,275
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	5,244
AES Panamá, SA 6.35% 2016[5]	4,727	5,128
Israel Electric Corp. Ltd. 8.10% 2096[5]	4,905	5,000
National Grid PLC 6.30% 2016	4,000	4,537
CEZ, a s 4.25% 2022[5]	2,820	2,870
Colbun SA 6.00% 2020[5]	2,000	2,156
Comision Federal de Electricidad 4.875% 2024[5]	2,000	2,033
Veolia Environnement 6.00% 2018	1,250	1,439
Iberdrola Finance Ireland 5.00% 2019[5]	1,060	1,156
		542,419
Federal agency bonds & notes 0.31%

Freddie Mac 2.50% 2016	22,500	23,628
Freddie Mac 1.00% 2017	56,000	55,949
Freddie Mac 0.75% 2018	9,000	8,819
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[7]	11,000	10,784
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[7]	7,265	7,082
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[7]	6,906	6,862
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[7]	5,880	5,899
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[7]	8,000	7,598
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[7]	8,995	8,468
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[7]	8,280	7,887
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[7]	7,000	6,770
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[7]	9,800	9,763
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[7]	8,000	7,405
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[6,7]	4,285	4,019
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[7]	12,231	11,711
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[7]	7,000	6,853
Fannie Mae 6.25% 2029	32,000	41,251
Fannie Mae 7.125% 2030	1,500	2,101
CoBank, ACB 7.875% 2018[5]	10,000	12,202
CoBank, ACB 0.854% 2022[5,6]	8,315	7,611
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,745
Tennessee Valley Authority, Series A, 3.875% 2021	850	920
Tennessee Valley Authority 1.875% 2022	850	771
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	700	703
Federal Home Loan Bank 5.50% 2036	100	120
		265,921
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. 0.09%	(000)	(000)

Polish Government 5.25% 2014	$ 1,500	$ 1,515
Polish Government 6.375% 2019	13,385	15,814
Polish Government 5.00% 2022	3,000	3,289
Turkey (Republic of) 4.557% 2018[5]	5,855	6,000
Turkey (Republic of) 5.625% 2021	5,400	5,791
Turkey (Republic of) 6.75% 2040	2,500	2,734
Turkey (Republic of) 4.875% 2043	1,200	1,044
Croatian Government 6.75% 2019	4,800	5,256
Croatian Government 6.375% 2021	5,000	5,331
Croatian Government 5.50% 2023[5]	625	623
France Government Agency-Guaranteed, Société Finance 2.875% 2014[5]	10,000	10,228
Israeli Government 5.125% 2019	3,000	3,449
Israeli Government 4.00% 2022	2,700	2,834
Israeli Government 4.50% 2043	2,785	2,557
Russian Federation 3.25% 2017	3,000	3,146
Russian Federation 3.25% 2017[5]	2,800	2,937
Russian Federation 7.50% 2030[7]	980	1,168
Latvia (Republic of) 2.75% 2020	4,250	4,085
Hungarian Government 6.25% 2020	3,410	3,724
		81,525
Municipals 0.04%

State of California, Various Purpose General Obligation Bonds, 6.20% 2019	24,675	28,949
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	6,500	6,405
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 2030[5]	1,875	1,774
		37,128
Asset-backed obligations[7] 0.04%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[5]	8,500	8,492
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	6,880	7,093
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.30% 2029[6]	4,410	4,128
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[5]	2,252	2,310
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-4, AMBAC insured, 5.20% 2035[5,6]	1,145	1,234
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.324% 2037[6]	3,948	3,521
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,630	2,443
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.27% 2037[6]	14,074	2,290
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.314% 2037[6]	2,250	1,972
IndyMac Home Equity Mortgage Loan Asset-backed Trust,
Series 2007-H1, Class A-1, FSA insured, 0.33% 2037[6]	2,297	1,950
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.30% 2026[6]	1,979	1,828
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[6]	1,080	1,140
		38,401
Miscellaneous 0.03%

Other bonds, notes & other debt instruments in initial period of acquisition		29,616
Total bonds, notes & other debt instruments (cost: $17,617,514,000)		18,431,306
Short-term securities 4.04%

Freddie Mac 0.09%–0.16% due 11/12/2013–10/21/2014	1,337,300	1,336,662
Fannie Mae 0.09%–0.16% due 12/16/2013–8/1/2014	635,239	635,014
Federal Home Loan Bank 0.07%–0.18% due 11/15/2013–7/15/2014	615,950	615,660
	Principal amount	Value
Short-term securities	(000)	(000)

Wells Fargo & Co. 0.17%–0.20% due 12/10/2013–2/4/2014	$159,700	$ 159,652
General Electric Capital Corp. 0.05%–0.14% due 11/1/2013–2/21/2014	139,500	139,466
Wal-Mart Stores, Inc. 0.05% due 11/26–12/4/2013[5]	116,300	116,296
Federal Farm Credit Banks 0.13%–0.15% due 11/20/2013–5/15/2014	95,000	94,963
Coca-Cola Co. 0.04%–0.16% due 11/1–12/19/2013[5]	71,400	71,392
ExxonMobil Corp. 0.06% due 12/13/2013	55,000	54,996
National Rural Utilities Cooperative Finance Corp. 0.09% due 11/15/2013	50,000	49,998
Army and Air Force Exchange Service 0.08% due 12/4/2013[5]	50,000	49,996
Medtronic Inc. 0.09% due 1/22/2014[5]	40,300	40,287
Procter & Gamble Co. 0.14% due 11/5/2013[5]	35,000	35,000
Private Export Funding Corp. 0.235% due 2/13/2014[5]	35,000	34,985
Chariot Funding, LLC 0.24% due 12/11/2013[5]	30,000	29,997
Abbott Laboratories 0.09% due 11/18/2013[5]	20,000	20,000
John Deere Capital Corp. 0.07% due 11/18/2013[5]	15,300	15,299
E.I. duPont de Nemours and Co. 0.08% due 12/16/2013[5]	8,400	8,399
Total short-term securities (cost: $3,507,726,000)		3,508,062
Total investment securities (cost: $70,837,465,000)		86,798,365
Other assets less liabilities		59,601
Net assets		$86,857,966

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $191,843,000 over the prior four-month period.

			Contract amount		Unrealized appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 10/31/2013 (000)

Sales:
Australian dollars	12/9/2013	JPMorgan Chase	$154,488	A$163,200	$ 642
Australian dollars	12/11/2013	Citibank	$81,188	A$85,075	1,001
					$1,643

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended October 31, 2013, appear below.

						Value
					Dividend or	of affiliates
	Beginning shares or			Ending shares or	interest income	at 10/31/2013
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Nucor Corp.	16,280,000	1,150,000	—	17,430,000	$ 6,291	$ 902,351
Maxim Integrated Products, Inc.	14,156,000	—	—	14,156,000	3,681	420,433
Digital Realty Trust, Inc.	7,950,000	396,000	—	8,346,000	6,510	397,770
MeadWestvaco Corp.	11,281,000	—	—	11,281,000	—	393,143
Iron Mountain Inc.	12,457,211	—	—	12,457,211	3,363	330,614
Iron Mountain Inc. 5.75% 2024	—	$2,175,000	—	$2,175,000	8	2,088
Iron Mountain Inc. 6.00% 2023	—	$950,000	—	$950,000	4	971
Hospitality Properties Trust	9,073,335	—	—	9,073,335	4,355	266,575
Hospitality Properties Trust 6.30% 2016	$19,827,000	—	—	$19,827,000	260	21,583
Hospitality Properties Trust 6.70% 2018	$12,625,000	—	—	$12,625,000	213	14,259
Hospitality Properties Trust 5.625% 2017	$10,169,000	—	—	$10,169,000	160	11,111
Hospitality Properties Trust 4.50% 2023	$11,060,000	—	—	$11,060,000	125	10,912
Hospitality Properties Trust 5.00% 2022	$6,500,000	—	—	$6,500,000	83	6,644
Hospitality Properties Trust 5.125% 2015	$2,160,000	—	—	$2,160,000	46	2,223
Cliffs Natural Resources Inc.	7,354,581	—	—	7,354,581	1,103	188,866
Cliffs Natural Resources Inc.,
Series A, 7.00% convertible
preferred 2016	2,925,000	—	—	2,925,000	1,280	66,427
Cliffs Natural Resources Inc. 4.875% 2021	$30,242,000	—	$1,215,000	$29,027,000	354	28,585
Cliffs Natural Resources Inc. 3.95% 2018	$3,250,000	—	—	$3,250,000	40	3,293
Cliffs Natural Resources Inc. 6.25% 2040	$1,000,000	—	—	$1,000,000	16	894
R.R. Donnelley & Sons Co.	13,345,400	—	—	13,345,400	3,470	247,824
R.R. Donnelley & Sons Co. 7.00% 2022	—	$16,735,000	—	$16,735,000	208	17,823
R.R. Donnelley & Sons Co. 7.25% 2018	$11,400,000	—	—	$11,400,000	205	12,910
R.R. Donnelley & Sons Co. 7.875% 2021	$5,000,000	—	$5,000,000	—	8	—
TalkTalk Telecom Group PLC	57,242,000	—	—	57,242,000	—	244,874
Northwest Bancshares, Inc.	4,850,000	—	—	4,850,000	631	67,851
Rotech Healthcare Inc.,
Term Loan, 13.00% 2020[3,6,7,8]	—	$17,100,000	—	$17,100,000	210	17,100
Rotech Healthcare Inc.,
Term Loan A, 5.50% 2018[3,6,7,8]	—	$12,100,000	—	$12,100,000	63	12,100
Rotech Healthcare Inc.[1,3]	—	543,171	—	543,171	—	9,701
Rotech Healthcare Inc.,
Term Loan B, 10.00% 2019[3,6,7,8]	—	$9,200,000	—	$9,200,000	87	9,200
Douglas Dynamics, Inc.	1,350,000	—	—	1,350,000	280	20,479
Revel AC, Inc.[1,3,4]	529,539	—	—	529,539	—	4,517
Macerich Co.[13]	7,505,000	—	5,885,000	1,620,000	3,259	—
					$36,313	$3,733,121

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $306,047,000, which represented .35% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear in the table on the following page.

				Percent
		Cost	Value	of net
	Acquisition date(s)	(000)	(000)	assets

Beech Holdings, LLC	3/16/2007–2/15/2013	$ 159,501	$ 112,393.13%
CEVA Group PLC, Series A-2, 2.244% convertible preferred	5/2/2013	13,171	18,712.02
NewPage Holdings Inc.	9/17/2009–9/9/2011	24,366	11,796.01
Revel AC, Inc.	2/14/2011–10/25/2012	56,224	4,517.01
Total restricted securities		$253,262	$147,418.17%

[5]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,086,001,000, which represented 5.86% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $886,568,000, which represented 1.02% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[12]	Step bond; coupon rate will increase at a later date.
[13]	Unaffiliated issuer at 10/31/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$ 8,409,778	$ —	$ 9,701	$ 8,419,479
Industrials	8,108,714	112,393	51,776	8,272,883
Financials	8,111,851	—	—	8,111,851
Energy	5,706,367	—	162	5,706,529
Information technology	5,489,287	—	—	5,489,287
Consumer staples	5,474,682	—	—	5,474,682
Consumer discretionary	4,958,707	—	4,634	4,963,341
Utilities	4,843,405	—	—	4,843,405
Materials	4,179,294	—	11,796	4,191,090
Telecommunication services	3,861,416	—	—	3,861,416
Miscellaneous	4,135,092	—	—	4,135,092
Preferred stocks	151,634	312,063	—	463,697
Warrants	—	—	28	28
Convertible securities	660,482	188,578	77,157	926,217
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	14,065,169	38,400	14,103,569
U.S. treasury bonds & notes	—	2,121,323	—	2,121,323
Mortgage-backed obligations	—	1,753,823	—	1,753,823
Federal agency bonds & notes	—	265,921	—	265,921
Bonds & notes of governments &
government agencies outside the U.S.	—	81,525	—	81,525
Asset-backed obligations	—	38,401	—	38,401
Municipals	—	37,128	—	37,128
Miscellaneous	—	29,616	—	29,616
Short-term securities	—	3,508,062	—	3,508,062
Total	$64,090,709	$22,514,002	$193,654	$86,798,365

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,643	$—	$1,643

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$17,157,106
Gross unrealized depreciation on investment securities	(1,336,897)
Net unrealized appreciation on investment securities	15,820,209
Cost of investment securities for federal income tax purposes	70,978,156

Key to abbreviations and symbol

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

A$ = Australian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-006-1213O-S37701

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 27, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: December 27, 2013